Document and Entity Information	Feb. 23, 2023
Cover [Abstract]
Entity Registrant Name	Marin Software Incorporated
Amendment Flag	false
Entity Central Index Key	0001389002
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-35838
Entity Tax Identification Number	20-4647180
Entity Address, Address Line One	845 Market Street
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	399-2580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	MRIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false